Other reserves - Schedule of Foreign Currency Translation Reserve (Details) - Reserve of change in value of foreign currency basis spreads - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation reserve
At 1 January	£ (125)	£ (210)	£ (159)
Currency translation differences arising in the year	(53)	116	(39)
At 31 December	(178)	(125)	(210)
As previously reported £m
Foreign currency translation reserve
At 1 January		(198)
At 31 December			(198)
Impact of IFRS 17 £m
Foreign currency translation reserve
At 1 January		(12)
At 31 December			(12)
Pre-tax
Foreign currency translation reserve
Net income statement transfers	£ 0	£ (31)	£ 0